FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details)	Sep. 30, 2025 USD ($)
Common Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial liabilities fair value disclosure	$ 20
Series A Warrants - modified
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial liabilities fair value disclosure	10
Private Common Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial liabilities fair value disclosure	$ 340